Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 01, 2020	Jun. 28, 2019
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	0-28364
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2828306
Entity Address, Address Line One	717 Main Street
Entity Address, City or Town	Honesdale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18431
City Area Code	570
Local Phone Number	253-1455
Title of 12(b) Security	Common Stock, $.10 par value
Trading Symbol	NWFL
Security Exchange Name	NASDAQ
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		6,330,561
Entity Public Float			$ 206.9
Documents Incorporated by Reference [Text Block]

1.Portions of the Annual Report to Stockholders for the Fiscal Year Ended December 31, 2019. (Parts I, II, and IV)

2.	Portions of the definitive Proxy Statement for the 2020 Annual Meeting of Shareholders. (Part III)